Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		28 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
EXPENSES:
Exploration expenses			$ 2,280	$ 572	$ 3,591
Professional and consultant fees	2,125	100	14,358	9,100	40,196
Administrative expenses	3,191	933	7,099	3,992	12,943
Mineral properties impairment					7,500
Total expenses	5,316	1,033	23,737	13,664	64,230
Net (Loss)	$ (5,316)	$ (1,033)	$ (23,737)	$ (13,664)	$ (64,230)
Loss per common share, basic and diluted
Weighted average shares outstanding, basic and diluted	51,825,000	50,000,000	50,692,701	50,000,000